Note 5 - Accounts and Grants Receivable	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	March 31, 2021	December 31, 2020
Trade receivable	$330,956	$973,852
Government grants receivable (Note 14)	55,000	-
	$385,956	$973,852

As at
March 31, 2021,
the Company had accounts receivable of
$168,137
(
2020
-
$889,129
) greater than
30
days overdue and
not
impaired.